Acquisitions (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets	$ 5,373,122	$ 445,043	$ 260,166
Equipment	173,084	170,285	160,126
Goodwill	4,213,699	2,259,624	3,002,070
Assumed liabilities - deferred revenue			16,000
Cash	4,998,148	363	396
Txtstation [Member]
Current assets		10,184
Equipment		31,230
Customer contracts		1,026,000
Trade name		36,000
Technology / IP		182,000
Non-compete		1,000
Goodwill		6,373,730
Assumed liabilities - deferred revenue		(20,000)
Total purchase price		7,640,144
Cash		26,184
Present value of scheduled cash payments		241,960
Common stock		7,372,000
Total purchase price		$ 7,640,144